SUPPLEMENTAL DISCLOSURE TO CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash paid during the year for [Abstract]
Interest	$ 126,648	$ 113,710	$ 110,351
Taxes	4,163	2,155	460
Noncash Activities [Abstract]
Security deposits applied to rent receivables, other assets, maintenance payment liability and rentals received in advance	1	2,045	0
Maintenance payment liability applied to rent receivables, maintenance rights, rentals received in advance and other liabilities	25,837	68	0
Other liabilities applied to maintenance payment liability, security deposits and rent receivables	5,520	676	2,550
Noncash Investing Activities [Abstract]
Aircraft improvement	10,870	192	5,245
Noncash Activities in Connection with Purchase of Aircraft [Abstract]
Security deposits and maintenance payment liabilities assumed	29,860	0	0
Shares issued	49,867	0	0
Other	0	3,979	6,388
Noncash activities in connection with sale of flight equipment	$ 2,648	$ 0	$ 78,722